Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net loss	$ (2,494,622)	$ (4,679,549)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses on accounts receivable, other current assets, and advances to suppliers:	1,077,298	3,993,047
(Reversal of) provision for obsolete inventories	31,690	(4,936)
Depreciation	742,413	798,369
Amortization of intangible assets and other asset		17,114
Amortization of convertible note discount		70,791
Loss (gain) on disposals/dissolutions of subsidiaries		69,908
(Income) loss on long-term investment		(53,762)
Exchange difference	(679,903)	(207,381)
Changes in operating assets and liabilities:
Accounts receivable	(471,439)	(3,825,795)
Accounts receivable from related parties		10,721
Inventories	(110,539)	4,078,060
Contract assets	109,991
Other receivables and prepaid expenses	(1,687,975)	(2,199,599)
Advances to suppliers	(232,499)	5,286,585
Other payables and accrued expenses	(686,021)	(1,219,793)
Contract liabilities	1,083,361
Advances from customers	554,871	(3,005,732)
Advances from related parties		(34,420)
Amounts due to related parties	1,063,484	525,117
Accounts payable	(889,203)	(557,678)
Payroll payable and benefits	260,462	(539,872)
Lease liabilities	(21,382)
Income tax payable	(4,061)	492
Net cash used in operating activities	(2,354,074)	(1,478,313)
INVESTING ACTIVITIES
Proceeds from sales of long-term investment		27,575
Purchases of property, equipment and software	(99,232)	(1,337,157)
Cash paid for equity investment		(22,060)
Net cash used in investing activities	(99,232)	(1,331,642)
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	4,375,698	689,375
Repayment of short-term bank loans	(2,974,483)	(689,375)
Repayment of long-term bank loans	(162,722)	(153,869)
Proceeds from issuance of ordinary shares		2,344,560
Proceeds from issuance of convertible note		1,200,000
Net cash provided by financing activities	1,238,493	3,390,691
Effect of exchange rate changes on cash and cash equivalents	58,859	15,322
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,155,954)	596,058
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING	2,131,861	1,576,632
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, ENDING	975,907	2,172,690
Cash paid during the period
Income taxes	28,139	4,172
Interest	$ 233,956	$ 194,120